Above market acquired charters - Carrying Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 22, 2012	Mar. 20, 2013	Mar. 27, 2013	Sep. 11, 2013
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	$ 131,382	$ 47,720
Acquisitions	0	97,256
Amortization	(16,000)	(13,594)	(7,904)
Carrying amount, end of period	115,382	131,382	47,720
M/V Cape Agamemnon
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	34,814	40,171
Acquisitions	0	0
Amortization	(5,357)	(5,357)
Carrying amount, end of period	29,457	34,814
M/T Assos
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	612	3,093
Acquisitions	0	0
Amortization	(612)	(2,481)
Carrying amount, end of period	0	612
M/V Agamemnon
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	1,363	2,227		2,250
Acquisitions	0	0
Amortization	(863)	(864)
Carrying amount, end of period	500	1,363		2,250
M/V Archimidis
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	1,432	2,229		2,250
Acquisitions	0	0
Amortization	(796)	(797)
Carrying amount, end of period	636	1,432		2,250
M/V Hyundai Premium
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	18,396				19,707
Acquisitions	0	19,707
Amortization	(1,668)	(1,311)
Carrying amount, end of period	16,728	18,396			19,707
M/V Hyundai Paramount
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	18,528					19,768
Acquisitions	0	19,768
Amortization	(1,670)	(1,240)
Carrying amount, end of period	16,858	18,528				19,768
M/V Hyundai Prestige
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	18,575						19,094
Acquisitions	0	19,094
Amortization	(1,693)	(519)
Carrying amount, end of period	16,882	18,575					19,094
M/V Hyundai Privilege
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	18,816						19,329
Acquisitions	0	19,329
Amortization	(1,672)	(513)
Carrying amount, end of period	17,144	18,816					19,329
M/V Hyundai Platinum
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	18,846						19,358
Acquisitions	0	19,358
Amortization	(1,669)	(512)
Carrying amount, end of period	$ 17,177	$ 18,846					$ 19,358